NATURE OF OPERATIONS AND GOING CONCERN	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
NATURE OF OPERATIONS AND GOING CONCERN

NOTE 1 – NATURE OF OPERATIONS AND GOING CONCERN

Nature of Operations

International Land Alliance, Inc. (the “Company”) was incorporated under the laws of the State of Wyoming on September 26, 2013. The Company is a residential land development company with target properties located in the Baja California, Northern region of Mexico and Southern California. The Company’s principal activities are purchasing properties, obtaining zoning and other entitlements required to subdivide the properties into residential and commercial building plots, securing financing for the purchase of the plots, improving the properties infrastructure and amenities, and selling the plots to homebuyers, retirees, investors, and commercial developers.

In May 2021, the Company acquired a 25% investment in Rancho Costa Verde Development LLC (“RCVD”). RCVD is a 1,100-acre master planned second home, retirement home and vacation home real estate community located on the east coast of Baja California. RCV is a self-sustained solar powered green community that takes advantage of the advances in solar and other green technology. On January 3, 2023, the Company completed the acquisition of the remaining 75% interest in RCVD for a contractual price of $13.5 million, paid through a combination of a promissory note, common stock and common stock purchase warrants. As a result of the transaction, RCVD became a wholly owned subsidiary of the Company. The transaction was accounted for as a business acquisition pursuant to ASC 805 Business Combinations.

Certain information and note disclosures included in the financial statements prepared in accordance with United States generally accepted accounting principles (“U.S. GAAP” or “GAAP”) have been condensed or omitted pursuant to such rules and regulations. In the opinion of management, all adjustments considered necessary for a fair presentation have been included. Operating results for the three and six months ended June 30, 2023, are not necessarily indicative of the results that may be expected for the year ending December 31, 2023. For further information, refer to the audited financial statements and notes for the year ended December 31, 2022, included in the Company’s Annual Report on Form 10-K filed with the SEC on July 6, 2023.

Liquidity and Going Concern

The accompanying consolidated unaudited financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities and commitments in the normal course of business.

Management evaluated all relevant conditions and events that are reasonably known or reasonably knowable, in the aggregate, as of the date the consolidated financial statements were available to be issued and determined that substantial doubt exists about the Company’s ability to continue as a going concern. The Company’s ability to continue as a going concern is dependent on the Company’s ability to generate revenues and raise capital. The Company has faced significant liquidity shortages as shown in the accompanying financial statements. As of June 30, 2023, the Company’s current liabilities exceeded its current assets by approximately $30.7 million. The Company has recorded a net loss of $2.3 million for the six months ended June 30, 2023, has an accumulated deficit of approximately $27.9 million as of June 30, 2023. These factors raise substantial doubt about the Company’s ability to continue as a going concern.

The Company continues to raise additional capital through the issuance of debt instruments and equity to fund its ongoing operations, which may have the effect of potentially diluting the holdings of existing shareholders.

Management anticipates that the Company’s capital resources will significantly improve if its plots of land gain wider market recognition and acceptance resulting in increased plot sales and house construction. If the Company is not successful with its marketing efforts to increase sales, the Company will continue to experience a shortfall in cash, and it will be necessary to obtain funds through equity or debt financing in sufficient amounts or to further reduce its operating expenses in a manner to avoid the need to curtail its future operations subsequent to June 30, 2023. The direct impact of these conditions is not fully known.

However, there can be no assurance that the Company would be able to secure additional funds if needed and that if such funds were available on commercially reasonable terms or in the necessary amounts, and whether the terms or conditions would be acceptable to the Company. In such case, the reduction in operating expenses might need to be substantial in order for the Company to generate positive cash flow to sustain the operations of the Company. (See Note 13 regarding subsequent events).

NOTE 1 – NATURE OF OPERATIONS AND GOING CONCERN

Nature of Operations

International Land Alliance, Inc. (the “Company”) was incorporated under the laws of the State of Wyoming on September 26, 2013 (inception). The Company is a residential land development company with target properties located in the Baja California, Northern region of Mexico and Southern California. The Company’s principal activities are purchasing properties, obtaining zoning and other entitlements required to subdivide the properties into residential and commercial building plots, securing financing for the purchase of the plots, improving the properties infrastructure and amenities, and selling the plots to homebuyers, retirees, investors, and commercial developers.

On March 5, 2019, the Company received its trading symbol “ILAL” from FINRA. On April 4, 2019, the Company was approved to have its common stock traded on the OTCQB. On April 12, 2019, the Company became eligible for electronic clearing and settlement through the Depository Trust Company (“DTC”) in the United States. The DTC is a subsidiary of the Depository Trust & Clearing Corporation and manages the electronic clearing and settlement of publicly traded companies. Securities that are eligible to be electronically cleared and settled through DTC are considered “DTC eligible.” This electronic method of clearing securities creates efficiency of the receipt of stock and cash, and thus accelerates the settlement process for investors and brokers, enabling the stock to be traded over a much wider selection of brokerage firms by coming into compliance with their requirements. Being DTC eligible has greatly simplified the process of trading and transferring the Company’s common shares on the OTCQB.

In May 2021, the Company acquired a 25% investment in Rancho Costa Verde Development, LLC (“RCVD”) in exchange for 3,000,000 shares of the Company’s common stock at a determined fair value of $0.86 per share and $100,000 in cash for total consideration of $2,680,000. The carrying balance of the Company’s investment in RCVD was $0 and $2,511,830 at December 31, 2022 and 2021, respectively (refer to note 9).

Going Concern and liquidity

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities and commitments in the normal course of business.

Management evaluated all relevant conditions and events that are reasonably known or reasonably knowable, in the aggregate, as of the date the consolidated financial statements were available to be issued and determined that substantial doubt exists about the Company’s ability to continue as a going concern. The Company’s ability to continue as a going concern is dependent on the Company’s ability to generate revenues from its properties, raise capital or issue debt instruments. The Company has faced significant liquidity shortages as shown in the accompanying consolidated financial statements. As of December 31, 2022, the Company’s current liabilities exceeded its current assets by approximately $5.6 million. The Company has recorded a net loss of $10.4 million for the year ended December 31, 2022, and has an accumulated deficit of approximately $25.1 million as of December 31, 2022. Net cash used in operating activities for the year ended December 31, 2022, was approximately $0.5 million. These factors raise substantial doubt about the Company’s ability to continue as a going concern.

The Company is currently raising additional capital through debt and equity financing in order to continue the funding of its operations, which may have the effect of diluting the holdings of existing shareholders.

Management anticipates that the Company’s capital resources will significantly improve if its plots of land gain wider market recognition and acceptance resulting in increased plot sales. If the Company is not successful with its marketing efforts to increase sales and weak demand for purchase of plots continues, the Company will continue to experience a shortfall in cash, and it will be necessary to further reduce its operating expenses in a manner or obtain funds through equity or debt financing in sufficient amounts to avoid the need to curtail its future operations subsequent to December 31, 2022. The direct impact of these conditions is not fully known. There is also uncertainty pertaining to the transfer of title of the lands currently owned by companies controlled by our Chief Executive Officer.

However, there can be no assurance that the Company would be able to secure additional funds if needed and that if such funds were available on commercially reasonable terms or in the necessary amounts, and whether the terms or conditions would be acceptable to the Company. In such case, the reduction in operating expenses might need to be substantial in order for the Company to generate positive cash flow to sustain the operations of the Company.